Significant accounting policies - Summary of profit and loss lines items of office and administrative and travel and entertainment (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Office and administrative						$ 316,401	$ 355,361
Travel and entertainment						160,332	137,943
Office Administrative and Travel	$ 3,148,739	$ 317,644	$ 5,993,279	$ 621,885	$ 3,148,871	$ 476,733	$ 493,304